Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 24, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 24, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

PowerShares Global Listed Private Equity Portfolio (Prospectus Summary): | PowerShares Global Listed Private Equity Portfolio
PowerShares Global Listed Private Equity Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 24, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech TM Portfolio
PowerShares DWA Technical Leaders TM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 ® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

On June 30, 2012, the methodology by which Red Rocks Global Listed Private Equity Index, the underlying index of the PowerShares Global Listed Private Equity Portfolio, is formulated will change. Accordingly, the following changes to the prospectus are made effective on that date:

•  The "SM" symbol is hereby deleted from all references to Red Rocks Global Listed Private Equity Index.

• On page 19, the second sentence in the first paragraph under the section titled "PowerShares Global Listed Private Equity Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Underlying Index is comprised of securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies ("BDCs"), master limited partnerships ("MLPs") and other vehicles that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to or provide services to privately held companies (collectively, "listed private equity companies").

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary): | PowerShares Global Listed Private Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Listed Private Equity Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 24, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech TM Portfolio
PowerShares DWA Technical Leaders TM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 ® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

On June 30, 2012, the methodology by which Red Rocks Global Listed Private Equity Index, the underlying index of the PowerShares Global Listed Private Equity Portfolio, is formulated will change. Accordingly, the following changes to the prospectus are made effective on that date:

•  The "SM" symbol is hereby deleted from all references to Red Rocks Global Listed Private Equity Index.

Investment Strategy, Heading	rr_StrategyHeading	• On page 19, the second sentence in the first paragraph under the section titled "PowerShares Global Listed Private Equity Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Underlying Index is comprised of securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies ("BDCs"), master limited partnerships ("MLPs") and other vehicles that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to or provide services to privately held companies (collectively, "listed private equity companies").

Supplement Closing	ck0001209466_SupplementClosingTextBlock	Please Retain This Supplement For Future Reference.